SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Principle Wholly-owned or Controlled Subsidiaries and Affiliates
The following are the Company’s principal wholly-owned or controlled subsidiaries and/or affiliates that are included in these consolidated financial statements as of and for the years ended December 31, 2025 and 2024:
Corporate Entities

			Ownership
Entity	Location	Purpose	2025	2024
GH Group Inc.	Long Beach, CA	Holding company	100%	100%
GHB Usub LLC	Long Beach, CA	Holding company	100%	100%
Glass House Cultivation LLC	Camarillo, CA	Holding company	100%	100%
Glass House Manufacturing LLC	Lompoc, CA	Holding company	100%	100%
Glass House Retail, LLC	Long Beach, CA	Holding company	100%	100%
LOB Investment Co. LLC	Long Beach, CA	Holding company	0%	100%
MPB Acquisition Corp	Nevada	Holding company	100%	100%
Plus Products Holding Inc.	Long Beach, CA	Holding company	0%	100%
Management and Operating Entities

			Ownership
Subsidiaries	Location	Purpose	2025	2024
Bud and Bloom Inc.	Santa Ana, CA	Cannabis retail	100%	100%
CA Manufacturing Solutions LLC	Lompoc, CA	Cannabis manufacturing	100%	100%
E7 Eureka LLC	Eureka, CA	Cannabis retail applicant	100%	100%
Farmacy Isla Vista LLC	Goleta, CA	Cannabis retail	100%	100%
Farmacy SB Inc.	Santa Barbara, CA	Cannabis retail	100%	100%
G&H Supply Company, LLC	Carpinteria, CA	Cultivation management	100%	100%
G&K Produce LLC	Carpinteria, CA	Cannabis cultivation	100%	100%
GHCH LLC	Camarillo, CA	Hemp cultivation	100%	100%
Glass House Camarillo Cultivation LLC	Camarillo, CA	Cannabis cultivation	100%	100%
ICANN LLC	Berkeley, CA	Cannabis retail	100%	100%
K&G Flowers LLC	Carpinteria, CA	Cannabis cultivation	100%	100%
Lompoc Management Co. LLC	Lompoc, CA	Manufacturing management	0%	100%
Lompoc Manufacturing GHG, LLC	Lompoc, CA	Cannabis processing	0%	100%
MGF Management LLC	Carpinteria, CA	Cultivation management	0%	100%
Mission Health Associates, Inc.	Carpinteria, CA	Cannabis cultivation	100%	100%
Natural Healing Center LLC	Grover Beach, CA	Cannabis retail	100%	100%
Next Gen Libations LLC	Long Beach, CA	Management services	100%	0%
Next Gen Libations Manager LLC	Long Beach, CA	Management services	100%	0%
NHC Lemoore LLC	Lemoore, CA	Cannabis retail	100%	100%
NHC-MB LLC	Morro Bay, CA	Cannabis retail	100%	100%
NHC Turlock, LLC	Turlock, CA	Cannabis retail	100%	100%
Palm Desert Management Services LLC	Long Beach, CA	Cannabis retail management services	100%	0%
REEForm LLC	Long Beach, CA	Brand licensing	50%	50%
SBDANK LLC	Santa Ynez, CA	Cannabis retail	100%	51%
The Pottery Inc.	Los Angeles, CA	Cannabis retail	100%	100%
Real Estate Entities

			Ownership
Subsidiaries	Location	Purpose	2025	2024
East Saint Gertrude 1327 LLC	Santa Ana, CA	Real Estate	100%	100%
GH Camarillo LLC	Camarillo, CA	Real Estate	100%	100%
GH Lompoc LLC	Lompoc, CA	Real Estate	100%	100%
GH RE Manager LLC	Long Beach, CA	Real Estate	100%	100%
Glass House Farm LLC	Carpinteria, CA	Real Estate	100%	100%
Magu Farm LLC	Carpinteria, CA	Real Estate	100%	100%

Schedule of Accounts Receivable	Accounts receivable, net is as follows (in thousands):

	As of December 31,
	2025	2024
Accounts Receivable Amortized Cost	4,831	5,693
Allowance for Credit Losses	(414)	(472)
Accounts Receivable, Net	$4,417	$5,221

Schedule of Changes in Allowance for Credit Losses for Accounts Receivable
The following table summarizes the changes in the allowance for credit losses for accounts receivable (in thousands):

	Year Ended December 31,
	2025	2024
Balance, Beginning of Period	$(472)	$(717)
Provision for Expected Credit Losses	(1,351)	(305)
Write-Offs	1,409	550
Balance, End of Period	$(414)	$(472)

Schedule of Estimated Useful Lives	Depreciation is calculated on a straight-line basis over the estimated useful life of the asset using the following terms and methods:

Land	Not Depreciated
Buildings	15 Years
Furniture and Fixtures	5 Years
Leasehold Improvements	Shorter of Lease Term or Economic Life
Equipment and Software	3 – 5 Years
Construction in Progress	Not Depreciated

Schedule of Principle Wholly-owned or Controlled Subsidiaries and Affiliates	Amortization is calculated on a straight-line basis over the estimated useful life of the asset using the following terms and methods:

Dispensary Licenses	Indefinite
Intellectual Property	5-10 Years